Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 162,102	$ 136,367
Restricted cash	13,617	10,000
Marketable securities	409
Short-term bank deposits	9,550	10,000
Accounts receivable:
Trade	284,192	248,071
Other	55,906	39,076
Deferred income taxes		8,213
Inventories	133,250	157,030
Total current assets	659,026	608,757
INVESTMENTS AND NON-CURRENT ASSETS:
Marketable securities	5,637	5,890
Funds in respect of employee rights upon retirement	8,130	9,755
Deferred income taxes	20,147	13,067
Equity method investee and other receivables	10,144	8,926
Deferred financing costs	5,460	7,470
Total investments and non-current assets	49,518	45,108
PROPERTY, PLANT AND EQUIPMENT, net	58,982	55,580
OTHER INTANGIBLE ASSETS, net	109,635	145,082
GOODWILL	170,177	179,445
Total assets	1,047,338	1,033,972
CURRENT LIABILITIES:
Current maturities of long-term loan	13,937	2,636
Accounts payable and accruals:
Trade	65,037	64,683
Other	94,930	81,747
Deferred income	29,282	38,008
Total current liabilities	203,186	187,074
LONG-TERM LIABILITIES:
Long-term loan	223,832	293,851
Liability for employee rights upon retirement	21,535	22,763
Deferred income taxes	16,984	20,185
Other tax liabilities	14,045	13,218
Total long-term liabilities	$ 276,396	$ 350,017
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 9)
Total liabilities	$ 479,582	$ 537,091
EQUITY:
Ordinary shares of NIS 0.14 par value per share (“Ordinary Shares”) Authorized at December 31, 2015 and 2014: 80,000,000 Ordinary Shares Issued at December 31, 2015 and 2014: 48,490,093 and 47,263,701 Ordinary Shares, respectively Outstanding at December 31, 2015 and 2014: 43,079,320 and 41,852,928 Ordinary Shares, respectively	2,209	2,163
Additional paid-in capital	306,612	293,056
Retained earnings	360,721	303,950
Accumulated other comprehensive loss	(1,506)	(1,980)
Less treasury shares, at cost December 31, 2015 and 2014: 5,410,773	(99,539)	(99,539)
Total Orbotech Ltd. shareholders’ equity	568,497	497,650
Non-controlling interest	(741)	(769)
Total equity	567,756	496,881
Total liabilities and equity	$ 1,047,338	$ 1,033,972